Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Entity Registrant Name	Paragon Shipping Inc.
Entity Central Index Key	0001401112
Document Type	20-F
Trading Symbol	PRGNF
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016
Common Class A [Member]
Entity Common Stock, Shares Outstanding	10,821,336
Common Class B [Member]
Entity Common Stock, Shares Outstanding